CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance (in dollars)	$ 1,896	$ 1,182	$ 1,736
Convertible senior notes, discount (in dollars)		12,722	26,502
Long-term debt, premium (in dollars)		$ 26,251
Convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	100,000	100,000	100,000
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000	300,000
Common stock, shares issued	192,562	191,825	190,472
Common stock, shares outstanding	107,012	108,382	107,132
Treasury stock, shares	85,550	83,443	83,340